FVIT Portfolios

FVIT American Funds® Managed Risk Portfolio

FVIT Balanced Managed Risk Portfolio

FVIT BlackRock Global Allocation Managed Risk Portfolio

FVIT Franklin Dividend and Income Managed Risk Portfolio

FVIT Goldman Sachs Dynamic Trends Allocation Portfolio

FVIT Growth Managed Risk Portfolio

FVIT Moderate Growth Managed Risk Portfolio

FVIT PIMCO Tactical Allocation Portfolio

FVIT Select Advisor Managed Risk Portfolio

FVIT Wellington Research Managed Risk Portfolio (formerly FVIT WMC Research Managed Risk Portfolio)

Class II Shares

(each a series of Forethought Variable Insurance Trust)

Supplement dated June 10, 2015 to the

Prospectus and Statement of Additional Information (“SAI”)

Each dated April 30, 2015

Effective June 12, 2015, Glen M. Goldman will no longer serve as a portfolio manager of the FVIT Wellington Research Managed Risk Portfolio.

Accordingly, effective June 12, 2015, the disclosure in the above referenced Prospectus and SAI pertaining to Glen M. Goldman is deleted in its entirety.

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This Supplement, the Prospectus dated April 30, 2015, the Summary Prospectus dated April 30, 2015, and the Statement of Additional dated April 30, 2015, provide information that you should know before investing in the Portfolios and should be retained for future reference.  These documents have been filed with the Securities and Exchange Commission and are incorporated herein by reference.  These documents are available upon request and without charge by calling Shareholder Services at 1-877-881-7735.

Please retain this Supplement for future reference.